Share Options	12 Months Ended
Jun. 30, 2018
Share-Based Payment Arrangements [Abstract]
Share Options
Share Options
Company Share Option Plan
A Company Share Option Plan (“CSOP”) was adopted on 7 May 2014 and share options over ordinary shares have been issued under the CSOP plan to certain employees of the Group. Options can be exercised on the fifth anniversary of the date of grant, upon an acquisition of the Company, and upon certain conditions of ceasing employment. In addition, our Board has discretion to permit the exercise of options upon the admission of shares to a recognised stock exchange or at an earlier time and under such conditions as determined by the Board. The options expire on the tenth anniversary of the date of grant.
For the year ended 30 June 2018, there were no share options granted, exercised and expired and nil options forfeited (30 June 2017: 51,435). At 30 June 2018, 125,545 options remained outstanding (30 June 2017: 125,545) with an average exercise price of £0.82 per option and no options were exercisable. The weighted average remaining contractual life of the CSOPs is 6 years (30 June 2017: 7 years).
Joint Share Ownership Plan
Certain of the Group’s employees have entered into a Joint Share Ownership Plan (“JSOP”) with the Endava Limited Guernsey Employee Benefit Trust (“the EBT”), where the participants have a right to receive any increase in the value of shares above a threshold amount (i) upon a sale of the Company, (ii) following a listing on a recognised stock exchange, when the participant gives a specific notice to the EBT trustee and the Company in respect of the JSOP Shares; (iii) upon the expiry of 25 years from the date of the applicable trust deed; or (iv) upon the participant leaving employment with the Group when the market value of the JSOP Shares is less than the threshold amount. The events referenced in clauses (i)-(iv) above are collectively referred as “Trigger Events.”
On the date of a Trigger Event, the EBT trustee has an option to acquire the beneficial interest belonging to the participant. If the EBT trustee exercises this option, the EBT trustee will then either transfer shares of a value equal to, or pay cash to the participant in an amount equal to, the value of the option, calculated according to the terms of the JSOP. The Group does not have a present obligation to settle in cash and has no history of cash settling options. Therefore, the settlement of the transactions will be accounted for in accordance with the requirements applying to equity-settled share-based compensation transactions, as set forth in IFRS 2. On and from the date of any Trigger Event, and if and for so long as the EBT trustee has not exercised the option referred to above, the EBT trustee will use reasonable endeavors to sell the JSOP Shares and distribute the net proceeds of sale between the EBT trustee and the participant in the proportions calculated according to the terms of the JSOP.
At 30 June 2018, the EBT held 4,703,980 shares (2017: 4,703,980), of which 3,440,465 (2017: 3,440,465) are allocated to employee JSOPs. If the applicable employee leaves employment with the Group prior to the occurrence of a Trigger Event, the value of the shares is capped at such shares’ fair market value on the employee’s last day of employment and no payment is made until a Trigger Event occurs. The JSOPs expire 25 years following the applicable date of issue. The weighted average remaining contractual life of the JSOPs is 19 years (30 June 2017: 20 years).
Long term Incentive Plan
A Company Long Term Incentive Plan (“LTIP”) was adopted on 30 June 2015 under which options or conditional shares are intended to be awarded to certain employees of the Group. Under the LTIP, options or conditional shares can generally be banked over a five-year period subject to the achievement of annual Group performance targets. Once banked, the options become eligible to vest, with vesting occurring over a three-year period following a triggering event, which includes listing on a recognised stock exchange, a sale of the outstanding share capital of the Company or a sale of the assets of the business. The options and conditional shares expire on the earliest of the tenth anniversary of award or five years from the date of vesting.
For the year ended 30 June 2018, there were 35,500 options forfeited (30 June 2017: 167,250), no options exercised or expired (30 June 2017: nil) and 329,700 options granted (30 June 2017: 452,000). At 30 June 2018, 1,277,700 share options remained outstanding (30 June 2017: 983,500) with a nominal average exercise price and no options were exercisable. The weighted average remaining contractual life of the LTIPs is 7 years (30 June 2017: 8 years).
In addition to the above share option schemes, 10,000 other options were granted on 7 September 2017 to a non-employee as compensation for services rendered with an average exercise price of £4.58 per option. The weighted average remaining contractual life of the options is 5 years (30 June 2017: n/a).
For the year ended 30 June 2018, the Group recognised £1,505,000 (2017: £854,000) of share-based payment charge in respect of the share option schemes (including, CSOP, JSOP and LTIP schemes).
Options granted in the period have been valued using a Black Scholes option pricing model using the following inputs:

	2018	2017
Exercise price	£0.02 - £4.58	£0.00 - £0.02
Risk free rate	0.30%-0.37%	0.23%
Expected volatility	29.9%-36.9%	43.7%
Expected dividends	—	—
Fair value of option	£0.63 - £7.14	£3.50

2018 Equity Incentive Plan
On 16 April 2018, the Board adopted the 2018 Equity Incentive Plan (“EIP”) and approved by the Company shareholders on 3 May 2018. The EIP allows for the grant of equity-based incentive awards to our employees and directors, who are also our employees.
The EIP provides for the grant of options, share appreciation rights, or SARs, restricted shares, restricted share units, or RSUs, performance restricted share units, or PSUs, and other share-based awards. All awards under the EIP will be set forth in award agreements, which will detail the terms and conditions of awards, including any applicable vesting and payment terms, change of control provisions and post-termination exercise limitations.
2018 Sharesave Plan
On 16 April 2018, the Board adopted the 2018 Sharesave Plan (“Sharesave”) and approved by the Company shareholders on 3 May 2018. The Sharesave is a U.K. tax advantaged share option plan and is intended to comply with the requirements of Schedule 3 of the Income Tax (Earnings and Provisions) Act 2003. The Sharesave may be extended to award similar benefits to employees outside the U.K.
The Sharesave provides that the board may require employees to have completed a qualifying period of employment (of up to five years) before they may apply for the grant of an option to purchase Class A ordinary shares. Participation in the Sharesave requires employees to agree to make regular monthly contributions to an approved savings contract of three or five years (or such other period permitted by the governing legislation).
No options to purchase Class A ordinary shares may be granted under the Sharesave more than 10 years after the Sharesave has been approved by shareholders.
Options granted under the Sharesave will normally be exercisable for a six-month period from the end of the relevant three or five year savings contract. Any options not exercised within the relevant exercise period will be forfeited.
At 30 June 2018, no share options were granted and outstanding under the EIP and Sharesave plans.